Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A	Common Stock and Paid-in Capital Class B	Accumulated Deficit	Common Stock
Beginning Balance, shares (in shares) at Dec. 31, 2020		33,738
Beginning Balance at Dec. 31, 2020	$ 1,078,902		$ 1,210,688	$ 88,532	$ (220,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(242,372)				(242,372)
Equity-based compensation (in shares)		51
Equity-based compensation	1,882		1,882
Ending Balance, shares (in shares) at Dec. 31, 2021		33,789
Ending Balance at Dec. 31, 2021	838,412		1,212,570	88,532	(462,690)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	229,086				229,086
Equity-based compensation (in shares)		150
Equity-based compensation	2,508		2,508
Ending Balance, shares (in shares) at Dec. 31, 2022		33,939
Ending Balance at Dec. 31, 2022	1,070,006		1,215,078	88,532	(233,604)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	513,671				513,671
Equity-based compensation (in shares)		154
Equity-based compensation	2,154		2,154
Ending Balance, shares (in shares) at Dec. 31, 2023		34,093
Ending Balance at Dec. 31, 2023	$ 1,525,785		$ 1,217,232	$ 88,532	$ 220,021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, Common Stock, Cash						$ (60,046)